GENERAL (Schedule of Unaudited Pro Forma Results) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Aimetis [Member]
Business Acquisition [Line Items]
Revenues	$ 69,956	$ 71,709
Net income (loss)	$ (73)	$ 2,134
Basic and diluted income (loss) per share	$ 0.00	$ 0.13
Fiber Company [Member]
Business Acquisition [Line Items]
Revenues			$ 77,999
Net income (loss)			$ 3,156
Basic and diluted income (loss) per share			$ 0.19